STEIN ROE MUTUAL FUNDS

ANNUAL REPORT
SEPTEMBER 30, 2000


PHOTO OF: PLANT

STEIN ROE EQUITY FUNDS
GROWTH AND INCOME FUND

           GROWTH & INCOME FUND CLASS S
           A CLASS OF LIBERTY VALUE OPPORTUNITIES FUND

LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

Contents
--------------------------------------------------------------------------------
From the President................................................    1
   Stephen E. Gibson's thoughts on the equity markets and investing

Performance Summary ..............................................    2

Questions & Answers
   An interview with Portfolio Managers,
   Harvey Hirschhorn and Scott Schermerhorn.......................    3

Portfolios of Investments.........................................    7
   A complete list of investments with market values

Financial Statements..............................................   10
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................   17

Financial Highlights..............................................   22
   Selected per-share data and ratios

Report of Independent
Accountants.......................................................   24


                Must be preceded or accompanied by a prospectus.

From the President
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS:
I am pleased to present the Stein Roe Growth and Income Fund, Class S annual report for fiscal year 2000, a period in which investors discovered, once again, the merits of value investing.

   The 12 months ended September 30, 2000, began with an exuberant stock market. Between September 1999 and March 2000, investor enthusiasm for a narrow group of technology and telecommunications stocks pushed the markets to ever-higher levels.

   The situation changed quickly after mid-March, as investors became concerned about exceptionally high valuations of these stocks, a growing inflation threat and higher interest rates. This triggered a rapid selloff in the high-flying technology sector. Investors turned instead to companies that offered more reasonable prices and solid fundamental characteristics--in other words, value stocks. The resurgence of value stocks was good news for sectors as varied as financial services, healthcare and energy.

   This rotation in market leaders is a fresh reminder that any well-balanced portfolio should be diversified by market capitalization, sector and investment style. Historically, growth and value stocks have taken turns leading the market. A well-conceived investment strategy that includes both may go a long way in pursuit of long-term goals while controlling risk.

   In the following report, you will find detailed information about the Fund and what factors drove its performance in the past 12 months. Please read the report carefully and visit us on the Internet at www.steinroe.com for updates on the progress of the markets and the Fund.

   As always, we thank you for choosing the Stein Roe Funds and for the opportunity to serve your investment needs.

   Sincerely,


   /s/ Stephen E. Gibson
   Stephen E. Gibson
   President
   November 20, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Photo of: Stephen E. Gibson

Performance Summary
--------------------------------------------------------------------------------
              Six-Month Cumulative and Average Annual Total Returns
                        Periods ended September 30, 2000

                                                    ONE      FIVE         TEN
                                                   YEAR      YEARS       YEARS
--------------------------------------------------------------------------------
Growth & Income Fund                              10.00%     16.87%      16.45%
Morningstar Large-Value Category                   9.62      14.61       15.64
--------------------------------------------------------------------------------


Investment Comparisons
--------------------------------------------------------------------------------
Growth of a $10,000 Investment
9/30/1990 - 9/30/2000
--------------------------------------------------------------------------------
Growth & Income Fund

Line Chart:
                    Growth & Income Fund        S&P 500 Index       Morningstar
                                                                    Large-Value
                                                                    Category
9/30/90             10000                       10000               10000
                    10527                       10895               10762
                    11747.1                     12474.8             12292.4
                    11585                       12444.8             12281.3
9/30/91             12411                       13109.4             12971.5
                    13938.8                     14206.6             13838
                    13749.2                     13848.6             13869.8
                    13591.1                     14111.8             14018.2
9/30/92             14149.7                     14556.3             14361.7
                    15334                       15287               15167.4
                    15883                       15953.5             15984.9
                    15827.4                     16030.1             16154.3
9/30/93             16693.1                     16443.7             16779.5
                    17305.8                     16825.2             17111.7
                    16746.8                     16187.5             16572.7
                    16793.7                     16255.5             16635.7
9/30/94             17366.3                     17048.7             17291.1
                    17281.3                     17045.3             16985.1
                    18084.8                     18703.9             18413.5
                    19569.6                     20486.3             19881.1
9/30/95             21033.4                     22112.9             21352.3
                    22491                       23444.1             22469
                    23784.3                     24703.1             23749.8
                    24538.2                     25809.8             24405.2
9/30/96             25801.9                     26607.3             25122.8
                    27396.5                     28823.7             27155.2
                    27684.2                     29599.1             27606
                    31604.2                     34761.1             31421.1
9/30/97             33753.3                     37364.7             34167.3
                    34441.9                     38437.1             34491.9
                    38729.9                     43795.2             38413.6
                    39535.5                     45249.2             38198.5
9/30/98             34917.7                     40760.5             33511.6
                    41171.5                     49434.4             38927
                    41999.1                     51896.2             39238.4
                    45434.6                     55549.7             43017.1
9/30/99             41690.8                     52088.9             38934.8
                    45759.8                     59834.6             41520.1
                    45119.1                     61204.8             41652.9
                    44117.5                     59576.7             40707.4
9/30/00             45862.5                     58998.8             42665.4



--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. The above illustration assumes a $10,000 investment made on September 30, 1990, and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of large-cap stocks that differs from the composition of the Fund; it is not available for direct investment.

The Fund's return is also compared to the average return of the funds included in the Morningstar Large Value Category (Morningstar Average). This Morningstar Average is composed of Funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete, or timely. They shall not be responsible for investment decisions, damages, or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages.

Questions & Answers
--------------------------------------------------------------------------------
AN INTERVIEW WITH HARVEY B. HIRSHHORN AND SCOTT SCHERMERHORN, PORTFOLIO MANAGERS OF STEIN ROE GROWTH & Income Fund and SR&F Growth and Income Portfolio

                                   Fund Data

   INVESTMENT OBJECTIVE:
   Stein Roe Growth & Income Fund seeks both growth of capital and current income by investing substantially all of its investable assets in SR&F Growth and Income Portfolio. This Portfolio invests primarily in common stocks of well-established companies having large market capitalizations. The portfolio manager looks for common stocks that have the potential to appreciate in value and pay dividends.

   FUND INCEPTION:
   March 24, 1987

   TOTAL NET ASSETS:
   $306.1 million


Q: DESCRIBE THE INVESTMENT ENVIRONMENT FOR THE PERIOD.
Against a backdrop of considerable volatility, Stein Roe Growth and Income Fund's Class S shares generated a one-year total return through September 30, 2000, of 10.00%. While this result surpassed the average one-year return for large-capitalization value funds, according to Morningstar, Inc., it lagged the 13.27% one-year total return for the Standard & Poor's 500 Index. We attribute the underperformance to investors' intense focus on technology stocks during the first two quarters of the fiscal year. The S&P 500 contains a fair number of technology stocks; the Fund does not, since most technology stocks have not fit our investment parameters.

Q: HOW DID THE FUND'S MANAGEMENT RESPOND TO THE ECONOMIC ENVIRONMENT?
Rather than pursue high-growth stocks or take on the additional risk associated with high valuations, we focus on quality companies that are undervalued but have a catalyst for improvement in their stock prices. Using multifactor models--quantitatively-based computer programs that evaluate many characteristics of a company and its stock--we screen the universe of large-capitalization U.S.

Photos of: Harvey Hirschhorn and Scott Schermerhorn

Questions & Answers Continued
--------------------------------------------------------------------------------

companies. Our goal is to identify those that, relative to the company's long-term history and the marketplace, appear low-priced. The undervaluation may be a function of a short-term issue confronting the company or its industry. Or, as occurred often in the past year, it may be a case of a quality company with no visible problems that has simply been overlooked, even ignored, by investors whose attention was focused elsewhere.

   Once investors turned their attention away from technology, they began looking for more reasonable prices in return for more predictable earnings, gravitating toward sectors such as financial services, healthcare and utilities. At the same time, rising prices for oil and gas gave a boost to energy stocks, such as the top-performing stock in the portfolio, Enron (3.0% of net assets). Enron's stock price climbed quickly as shortages in reserves of both oil and gas triggered rapid price increases--crude oil prices topped out at $40 per barrel, up from just $10 last winter. The stock has also benefited from Enron's participation in the utilities industry, an area where deregulation is allowing companies to raise product prices and increase revenues.

   Other strong contributors to performance included Biomet and Pharmacia (2.2% and 2.9%, respectively, of net assets). Biomet manufactures orthopedic devices. Despite a good R&D effort and a superior product, the stock had been beaten down by intense competition from a Bristol-Meyers division that was recently sold. We owned shares of Monsanto when it merged with Pharmacia (previously Pharmacia & Upjohn) in the first half of the fiscal year. Since then, investors have realized that the combined company appears to be poised to generate higher growth rates by bringing innovative drugs to market, bolstering its research and development effort, and effecting cost efficiencies.

   At fiscal year-end, the upturn for value had yet to reach cyclical stocks in areas like auto parts and retailing. We believe the retailing sector is suffering from oversupply, due to a surfeit of bricks-and-mortar stores and the availability of merchandise via Internet websites. We were especially disappointed with results for Kmart and have sold our shares.

   We also have been disappointed by our investments in Lucent Technologies and in paper company Georgia Pacific. For all the company's positive points, Georgia Pacific has not been able to withstand the dramatic downturn in prices for paper and other wood products. After skyrocketing in 1999, prices have fallen from what we knew were unrealistic and

Questions & Answers Continued
--------------------------------------------------------------------------------

unsustainable levels, but the selloff has been more drastic than we anticipated.

   The driving factor in Lucent's low valuation is the turmoil in telecommunications. As the many regionally based telecom companies jumped on the national-global competitor bandwagon, they flooded the market with services. The resulting oversupply and competition for customers has kept earnings down. We have eliminated our position and will wait to see how the industry resolves these issues.


Q: WHAT OPPORTUNITIES DO YOU SEE IN THE FUTURE?

It is not our policy to predict the direction of equity markets, but we do believe there is one trend we can forecast with some confidence: As long as there is a high level of uncertainty in the market, investors should continue to pay more attention to valuations. And that should bode well for the Fund. As we begin the new fiscal year, the Fund is overweighted in energy and consumer staples stocks and underweighted in technology, an area where growth rates appear to be slowing. We are actively looking for additional financial services and healthcare opportunities to invest in and would expect the rally in value stocks to spread to other sectors in the coming months.

   An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.

Fund Highlights as of 9/30/2000
--------------------------------------------------------------------------------
Growth & Income Portfolio


                        Top 10 Holdings (% of Net Assets)
--------------------------------------------------------------------------------

Pfizer                             4.5%  Fannie Mae                         3.8%
General Electric                   4.4   American Express                   3.6
BP Amoco PLC                       4.2   Procter and Gamble                 3.5
Citigroup                          4.0   Walgreen Co.                       3.5
IBM                                3.9   AT&T                               3.0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           Equity Portfolio Highlights
                                                                      S&P 500
                                                 PORTFOLIO              INDEX
--------------------------------------------------------------------------------
Number of Holdings                                    45                 500
Dollar Weighted Median
  Market Capitalization ($mil.)                   66,301              80,912


--------------------------------------------------------------------------------
Pie Chart:
                            Economic Sector Breakdown

                             Equity Portfolio               S&P 500 Index
Basic Material                0%                             2%
Consumer Cyclical            11%                            10%
Consumer Non-cyclical        27%                            18%
Energy                       13%                             7%
Financial                    20%                            16%
Industrial                   10%                             8%
Technology                   13%                            30%
Utilities                     6%                             9%


--------------------------------------------------------------------------------
Pie Chart:
                                Asset Allocation
                              As of September 30,   As of September 30,
                              1999 (%)              2000 (%)
Equities                      91.2%                          99.8%
Cash Equivalents and Other     8.8%                           0.2%

SR&F Growth & Income Portfolio
--------------------------------------------------------------------------------
Investment Portfolio
September 30, 2000 (in thousands)
                                                            NUMBER        MARKET
COMMON STOCKS - 99.8%                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.7%
   ADVERTISING - 1.3%
   Interpublic Group of Cos., Inc....................          121      $  4,128
                                                                        --------

   DEPARTMENT STORES - 0.9%
   J.C. Penney Co., Inc..............................          225         2,653
                                                                        --------

   GENERAL MERCHANDISE STORES - 2.3%
   Wal-Mart Stores, Inc..............................          150         7,219
                                                                        --------

   HOME IMPROVEMENT RETAIL - 1.1%
   Sherwin-Williams Co...............................          150         3,213
                                                                        --------

   PHOTOGRAPHIC EQUIPMENT - 1.7%
   Eastman Kodak Co..................................          128         5,224
                                                                        --------

   PUBLISHING & PRINTING - 1.4%
   Tribune Co........................................          100         4,362
                                                                        --------

CONSUMER STAPLES - 15.4%
   AGRICULTURAL PRODUCTS - 1.5%
   Archer Daniels Midland Co.........................          523         4,511
                                                                        --------

   DRUG RETAIL - 3.5%
   Walgreen Co.......................................          280        10,622
                                                                        --------

   HOUSEHOLD PRODUCTS - 3.5%
   Procter & Gamble Co...............................          160        10,700
                                                                        --------

   PACKAGED FOODS - 2.7%
   Sara Lee Corp.....................................          415         8,428
                                                                        --------

   PERSONAL PRODUCTS - 1.3%
   Gillette Co.......................................          134         4,150
                                                                        --------

   TOBACCO - 2.9%
   Philip Morris Companies, Inc......................          300         8,831
                                                                        --------

ENERGY - 9.6%
   INTEGRATED OIL & GAS - 9.6%
   Amerada Hess Corp.................................           91         6,071
   BPAmoco PLC ADR...................................          243        12,869
   Conoco, Inc. Class A..............................          105         2,738
   Conoco, Inc. Class B..............................           61         1,654
   USX-Marathon Group................................          218         6,194
                                                                        --------
                                                                          29,526
                                                                        --------

SR&F Growth & Income Portfolio Continued
--------------------------------------------------------------------------------
                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
--------------------------------------------------------------------------------
FINANCIALS - 20.0%
   BANKS - 5.3%
   Chase Manhattan Corp..............................          193       $ 8,923
   Wells Fargo & Co..................................          157         7,197
                                                                        --------
                                                                          16,120
                                                                        --------
   DIVERSIFIED FINANCIALS - 13.1%
   American Express Co...............................          182        11,032
   Citigroup, Inc....................................          228        12,341
   Fannie Mae........................................          161        11,512
   Stilwell Financial, Inc...........................          119         5,159
                                                                        --------
                                                                          40,044
                                                                        --------
   INSURANCE - 1.6%
   Aon Corp..........................................          128         5,008
                                                                        --------

HEALTH CARE - 15.5%
   HEALTH CARE EQUIPMENT - 5.3%
   Baxter International, Inc.........................           67         5,316
   Biomet, Inc.......................................          191         6,668
   Boston Scientific Corp.,  (a).....................          252         4,149
                                                                        --------
                                                                          16,133
                                                                        --------
   PHARMACEUTICALS - 10.2%
   Bristol-Myers Squibb Co...........................          150         8,569
   Pfizer, Inc.......................................          306        13,762
   Pharmacia Corp....................................          150         8,998
                                                                        --------
                                                                          31,329
                                                                        --------
INDUSTRIALS - 10.8%
   AEROSPACE & DEFENSE - 2.0%
   Boeing Co.........................................          100         6,275
                                                                        --------

   CONSTRUCTION & FARM MACHINERY  - 1.0%
   Deere & Co........................................           96         3,202
                                                                        --------

   DIVERSIFIED COMMERCIAL SERVICES - 2.9%
   Ecolab, Inc.......................................          250         9,016
                                                                        --------

   ELECTRICAL COMPONENTS & EQUIPMENT  - 0.3%
   Littlefuse, Inc. (a)..............................           35         1,039
                                                                        --------

   INDUSTRIAL CONGLOMERATES - 4.6%
   General Electric Co...............................          234        13,499
                                                                        --------

SR&F Growth & Income Portfolio Continued
--------------------------------------------------------------------------------
                                                            NUMBER        MARKET
                                                         of SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.8%
   COMPUTER HARDWARE - 5.6%
   Compaq Computer Corp..............................          195       $ 5,378
   International Business Machines Corp..............          105        11,812
                                                                        --------
                                                                          17,190
                                                                        --------
   INFORMATION TECHNOLOGY CONSULTING & SERVICES - 1.3%
   Electronic Data Systems Corp......................           97         4,009
                                                                        --------

   NETWORKING EQUIPMENT - 1.0%
   Cisco Systems, Inc. (a)...........................           54         2,961
                                                                        --------

   SEMICONDUCTORS - 0.6%
   Intel Corp........................................           44         1,815
                                                                        --------

   SEMICONDUCTOR EQUIPMENT - 0.9%
   Applied Materials, Inc. (a).......................           44         2,610
                                                                        --------

   SYSTEMS SOFTWARE - 1.4%
   Computer Associates International, Inc............          165         4,163
                                                                        --------

TELECOMMUNICATION SERVICES - 6.0%
   INTEGRATED TELECOM SERVICES - 6.0%
   AT&T Corp.........................................          314         9,236
   Verizon Communications............................          190         9,219
                                                                        --------
                                                                          18,455
                                                                        --------
UTILITIES - 3.0%
   MULTI-UTILITIES - 3.0%
   Enron Corp........................................          105         9,201
                                                                        --------

TOTAL COMMON STOCKS (cost of $162,447) (b)...........                    305,636
                                                                        ========

SHORT-TERM OBLIGATIONS - 0.5%                                  PAR
--------------------------------------------------------------------------------
Associates Corp. of North America
   6.700% (c) 10/2/00................................      $ 1,685         1,685
                                                                        --------
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (0.3)%.............                      (872)
                                                                        --------
NET ASSETS - 100.0%..................................                   $306,449
                                                                        ========
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Non-income producing.

(b)  Cost for federal income tax purposes is $162,517.

(c)  Rate represents yield at time of purchase.

            Acronym                  Name
              ADR         American Depositary Receipt


See notes to financial statements.

SR&F Growth & Income Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
September 30, 2000
(All amounts in thousands)

ASSETS
Investments at value (cost $162,447)..............                      $305,636
Short-term obligations ...........................                         1,685
                                                                        --------
                                                                        $307,321
Cash..............................................          $  2
Receivable for:
  Dividends.......................................           445
  Investments sold................................           383             830
                                                         -------        --------
    Total Assets..................................                       308,151
LIABILITIES
Payable for:
   Investments purchased..........................         1,495
Accrued:
   Management fee.................................           153
   Bookkeeping fee................................             2
   Transfer agent fee.............................             1
Other.............................................            51
                                                         -------
Total Liabilities.................................                         1,702
                                                                        --------
NET ASSETS........................................                      $306,449
                                                                        ========


See notes to financial statements.

SR&F Growth & Income Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended September 30, 2000
(All amounts in thousands)


INVESTMENT INCOME
Dividends.........................................                     $  4,481
Interest..........................................                          521
                                                                       --------
   Total investment income (net of nonreclaimable.                        5,002
   foreign taxes withheld at source which
   amounted to $28)
EXPENSES
Management fee....................................        $ 2,042
Transfer agent fee................................              6
Bookkeeping fee...................................             32
Trustees' fee.....................................             17
Custodian fee.....................................             12
Audit fee.........................................             13
Legal fee.........................................             10
Other.............................................             33         2,165
                                                          -------      --------
   Net Investment Income..........................                        2,837
                                                                       --------
NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on :
   Investments....................................         49,594
   Closed futures contracts.......................            587
   Foreign currency transactions..................             (1)
                                                          -------
   Net realized gain..............................                       50,180

Net change in unrealized appreciation/depreciation on
   Investments....................................        (18,863)
   Foreign currency transactions..................             (1)
                                                          -------
   Net change in unrealized appreciation/depreciation                   (18,864)
                                                                       --------
     Net Gain.....................................                       31,316
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..                     $ 34,153
                                                                       ========


See notes to financial statements.

SR&F Growth & Income Portfolio
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)

                                                     YEAR ENDED      YEAR ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
                                                   ------------      ----------
OPERATIONS
Net investment income............................       $ 2,837         $ 5,114
Net realized gain................................        50,180          18,373
Net change in unrealized appreciation/
   depreciation..................................       (18,864)         49,677
                                                       --------        --------
   Net increase in net assets resulting
   from operations...............................        34,153          73,164
                                                       --------        --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions....................................         2,640          22,804
Withdrawals......................................      (107,079)        (72,426)
                                                       --------        --------
   Net Decrease from transactions in investors'
     beneficial interest.........................      (104,439)        (49,622)
                                                       --------        --------
   Total Increase (Decrease).....................       (70,286)         23,542
NET ASSETS
Beginning of period..............................       376,735         353,193
                                                       --------        --------
End of period....................................      $306,449        $376,735
                                                       ========        ========


See notes to financial statements.

Liberty Value Opportunities Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
September 30, 2000
(All amounts in thousands, except per-share data and footnotes)


ASSETS
Investments at value, allocated from Portfolio....                    $306,268
Receivable for:
   Fund shares sold...............................         $   49
Other.............................................             18           67
                                                         --------     --------
     Total Assets.................................                     306,335
LIABILITIES
Payable for:
   Fund shares repurchased........................             92
Accrued:
   Administration fee.............................             38
   Bookkeeping fee................................              3
   Transfer agent fee.............................             44
Other.............................................             96
                                                         --------
     Total Liabilities............................                         273
                                                                      --------
NET ASSETS........................................                    $306,062
                                                                      --------
Class A
Net asset value & redemption price per share ($397/15)                $ 27.44(a)
                                                                      --------

Maximum offering price per share - Class A ($27.44/0.9425)            $ 29.11(b)
                                                                      --------
Class B
Net asset value & offering price per share ($1,772/65)                $ 27.29(a)
                                                                      --------
Class C
Net asset value & offering price per share ($106/4)                   $ 27.29(a)
                                                                      --------
Class S
Net asset value, offering and redemption  price per share
($303,786/11,075).................................                    $  27.43
                                                                      --------
Class Z
Net asset value, offering and redemption  price per share
($1/(c))..........................................                    $  27.44
                                                                      --------
ANALYSIS OF NET ASSETS
Capital paid in...................................                    $118,711
Undistributed net investment income...............                          58
Accumulated net realized gain allocated from Portfolio                  44,619
Net unrealized appreciation allocated from Portfolio                   142,674
                                                                      --------
                                                                      $306,062
                                                                      ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Rounds to less than one.


See notes to financial statements.

Liberty Value Opportunities Fund
--------------------------------------------------------------------------------

Statement of Operations
For the Year Ended September 30, 2000
(All amounts in thousands)




INVESTMENT INCOME
Dividend..........................................                     $  4,478
Interest income allocated from Portfolio..........                          520
                                                                       --------
   Total investment income (net of nonreclaimable.                        4,998
     foreign taxes withheld at source which
     amounted to $28)
EXPENSES
Expenses allocated from Portfolio.................        $ 2,164
Administrative fee................................            509
12b-1 Service and Distribution fees...............              7
Transfer agent fee................................            788
Bookkeeping fee...................................             32
Trustees fee......................................             10
Custodian fee.....................................              2
Audit fee.........................................             11
Legal fee.........................................              7
Reports to shareholders...........................             96
Registration fee..................................             99
Other.............................................             69
                                                         --------
                                                                          3,794
                                                                       --------
        Net Investment Income.....................                        1,204
                                                                       --------
NET REALIZED & UNREALIZED GAIN (LOSS) ALLOCATED
   FROM PORTFOLIO
Net realized gain on:
   Investments....................................         49,604
   Closed futures contracts.......................            587
   Foreign currency transactions..................             (1)       50,190
                                                         --------
Net change in unrealized appreciation/depreciation
   during the period: ............................                      (18,922)
                                                                       --------
        Net Gain..................................                       31,268
                                                                       --------
INCREASE IN NET ASSETS FROM OPERATIONS............                     $ 32,472
                                                                       ========


See notes to financial statements.

Liberty Value Opportunities Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)

                                                      YEAR ENDED     YEAR ENDED
                                                   SEPTEMBER 30,  SEPTEMBER 30,
                                                          2000(a)          1999
                                                    ------------     ----------
OPERATIONS:
Net investment income.............................     $   1,204       $  3,410
Net realized gain.................................        50,190         18,333
Net unrealized change in appreciation/
   depreciation...................................       (18,922)        49,228
                                                       ---------      ---------
   Net Increase from Operations...................        32,472         70,971
                                                       ---------      ---------
Distributions to Shareholders:
Distributions from net investment income - Class A            (b)            --
Distributions from net investment income - Class S        (1,547)        (3,859)
From net realized capital gains - Class S.........       (16,297)        (5,981)
Distributions from net investment income - Class Z            (b)            --
                                                       ---------      ---------
                                                         (17,844)        (9,840)
                                                       ---------      ---------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A................           424             --
Value of distributions reinvested - Class A.......            (b)            --
Cost of shares repurchased - Class A..............           (38)            --
                                                       ---------      ---------
                                                             386             --
                                                       ---------      ---------
Receipts for shares sold - Class B................         1,760             --
Cost of shares repurchased - Class B..............           (30)            --
                                                       ---------      ---------
                                                           1,730             --
                                                       ---------      ---------
Receipts for shares sold - Class C................           130             --
Cost of shares repurchased - Class C..............           (24)            --
                                                       ---------      ---------
                                                             106             --
                                                       ---------      ---------
Receipts for shares sold - Class S................        22,261         91,029
Value of distributions reinvested - Class S.......        16,642          9,089
Cost of shares repurchased - Class S..............      (125,481)      (136,512)
                                                       ---------      ---------
                                                         (86,578)       (36,394)
                                                       ---------      ---------
Receipts for shares sold - Class Z................             1             --
Value of distributions reinvested - Class Z.......           (b)             --
                                                       ---------      ---------
                                                               1             --
                                                       ---------      ---------
    Net Decrease from Fund Share Transactions.....       (84,355)       (36,394)
                                                       ---------      ---------
    Total Increase (Decrease).....................       (69,727)        24,737
NET ASSETS
Beginning of period...............................       375,789        351,052
                                                       ---------      ---------
End of period (including undistributed net
   investment income of $58 and $406,
   respectively)..................................     $ 306,062       $375,789
                                                       =========      =========

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

(b)  Rounds to less than one.


See notes to financial statements.

Liberty Value Opportunities Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets Continued
(All amounts in thousands)
                                                     YEAR ENDED      YEAR ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                         2000(a)           1999
                                                   ------------      ----------
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL
   INTEREST
Sold - Class A...................................            17             --
Issued for distributions reinvested - Class A....           (b)             --
Repurchased - Class A............................            (2)            --
                                                       --------        --------
                                                             15             --
                                                       --------        --------
Sold - Class B...................................            66             --
Repurchased - Class B............................            (1)            --
                                                       --------        --------
                                                             65             --
                                                       --------        --------
Sold - Class C...................................             5             --
Repurchased - Class C............................            (1)            --
                                                       --------        --------
                                                              4             --
                                                       --------        --------
Sold - Class S...................................           838           3,502
Issued for distributions reinvested - Class S....           630             367
Repurchased - Class S............................        (4,772)         (5,124)
                                                       --------        --------
                                                         (3,304)         (1,255)
                                                       --------        --------
Sold - Class Z...................................           (b)             --
Issued for distributions reinvested - Class Z....           (b)             --
                                                       --------        --------
                                                            (b)             --
                                                       --------        --------

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

(b)  Rounds to less than one.

See notes to financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 2000


NOTE 1. ORGANIZATION
Stein Roe Growth &Income Fund - Class S and Liberty Value Opportunities Fund - Class A, B, C and Z are the collective series of shares of Liberty Value Opportunities Fund (the "Fund") (formerly the Stein Roe Advisor Select Growth &Income Fund) is a series of Liberty-Stein Roe Funds Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth & Income Portfolio (the Portfolio). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999. This report is intended for the shareholders of Stein Roe Growth &Income Fund - Class S shares. Effective October 31, 1999, Class S shares closed to new investors. Class A, Class B and Class C shares have their own sales charge and expense structure, please refer to the Fund's prospectus for more information on Class A, Class B, Class C and Class Z shares. The financial highlights for Class A, Class B, Class C and Class Z are presented in a separate annual report.

   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At September 30, 2000, the Fund owned 99.9% of the Portfolio.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of the financial statements.


SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

current quoted bid price. Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

   Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

   Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

   The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

   Security transactions are accounted for on the date the securities are purchased, sold or mature.

   Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.


DETERMINATION OF CLASS NET ASSET  VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than 12b-1 service fees and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

   The per share data was calculated using the average shares outstanding during the period.


FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.


DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

   The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency, transactions includes the fluctuations in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

   The Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS
The Portfolio may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the purchases and sales of securities. The Portfolio may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contract is closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Portfolio's securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.


OTHER
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions are recorded on the ex-date.

--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:

Average Net Assets        Annual Fee Rate
------------------        ---------------
1st $500 million                    0.60%
Next $500 million                   0.55%
Over $1 billion                     0.50%

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

ADMINISTRATION FEE
The Advisor also provides accounting and other services to the Portfolio for a monthly fee as follows:
Average Net Assets        Annual Fee Rate
------------------        ---------------
1st $500 million                   0.150%
Next $500 million                  0.125%
Over $1 billion                    0.100%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee to equal to $25,000 annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.


TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.22% annually of the average daily net assets attributable to Class S shares and receives reimbursement for certain out of pocket expenses. The Portfolio pays a monthly fee equal to $6,000 annually.


UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter.

   The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A, Class B and Class C net assets. The plan also requires the payment of a distribution fee to the Distributor on Class A, Class B and Class C shares, only. The fee structure for the 12b-1 plan is defined in the Class A, Class B and Class C prospectus.


OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION
During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations, were $94,293,158 and $162,582,773, respectively.
   Unrealized appreciation (depreciation) for the year ended September 30, 2000 based on cost of investments for federal income tax purposes was: Gross unrealized
   appreciation          $151,293,959
Gross unrealized
   depreciation            (8,174,731)
                         ------------
   Net unrealized
     appreciation        $143,119,228
                         ------------


OTHER
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------
The Portfolio may purchase or sell futures contracts. The Portfolio will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of future contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Portfolio's Statement of Assets and Liabilities at any given time.

--------------------------------------------------------------------------------
NOTE 4. LINE OF CREDIT
The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and Fund had no borrowings under the agreement.

--------------------------------------------------------------------------------
NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the year ended September 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc. as a broker. Total commissions paid to Alphatrade during the year were $76,224.


Financial Highlights Continued
--------------------------------------------------------------------------------

Stein Roe Growth & Income Fund


Selected data for a share outstanding throughout the period are as follows:
                                                                           CLASS S              YEARS ENDED SEPTEMBER 30,
                                                                              2000        1999        1998       1997        1996
                                                                          --------    --------    --------   --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $  26.14    $  22.45    $  22.91   $  18.39    $  16.65
                                                                          --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)                                                  0.09        0.22        0.24       0.30        0.27
   Net realized and unrealized gain                                           2.47        4.10        0.55       5.15        3.22
                                                                          --------    --------    --------   --------    --------
     Total from investment operations                                         2.56        4.32        0.79       5.45        3.49
                                                                          --------    --------    --------   --------    --------
DISTRIBUTIONS
   Net investment income                                                     (0.12)      (0.25)      (0.28)     (0.28)      (0.32)
   Net realized capital gains                                                (1.15)      (0.38)      (0.97)     (0.65)      (1.43)
                                                                          --------    --------    --------   --------    --------
      Total distributions                                                    (1.27)      (0.63)      (1.25)     (0.93)      (1.75)
                                                                          --------    --------    --------   --------    --------
NET ASSET VALUE, END OF YEAR                                              $  27.43    $  26.14    $  22.45   $  22.91    $  18.39
                                                                          ========    ========    ========   ========    ========
Total return (b)                                                            10.00%      19.39%       3.45%     30.81%      22.67%
RATIOS TO AVERAGE NET ASSETS
Ratio of net expenses to average net assets (c)                              1.12%       1.06%(d)    1.07%      1.13%       1.18%
Ratio of net investment income to average net assets (c)                     0.35%       0.79%(d)    1.02%      1.52%       1.65%
Portfolio turnover rate                                                        N/A         N/A         N/A         2%(e)      13%
Net assets, end of period (000's)                                         $303,786    $375,789    $351,052   $337,466    $204,387

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of four basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

(e)  Prior to commencement of operations of the Portfolio. Federal Income Tax
     Information (unaudited) For the fiscal year ended September 30, 2000, the
     Fund designates long-term capital gains of $50,353,451.

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
For the fiscal year ended September 30, 2000, the Fund designates long-term capital gains of $50,353,451.
--------------------------------------------------------------------------------


SR&F Growth & Income Portfolio
                                                                                                                     PERIOD ENDED
                                                                                    YEARS ENDED SEPTEMBER 30,       SEPTEMBER 30,
                                                                                 2000          1999           1998         1997(a)
                                                                           ----------    ----------     ----------     ----------
Ratio of net expenses to average net assets...................                  0.64%         0.63%(b)       0.65%        0.65%(c)
Ratio of net investment income to average net assets..........                  0.83%         1.22%(b)       1.44%        2.04%(c)
Portfolio turnover rate.......................................                    29%            7%            11%           7%

(a)  From commencement of operations on February 3, 1997

(b) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Portfolio's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

(c)  Annualized.

                                  22-23 Spread


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust and Stein Roe Growth &Income Fund - Class S Shareholders of Liberty Value Opportunities Fund

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Portfolio and Class S financial highlights present fairly, in all material respects, the financial position of Liberty Value Opportunities Fund (the "Fund") (formerly Stein Roe Advisor Select Growth & Income Fund) (a series of Liberty-Stein Roe Funds Investment Trust) and Stein Roe Growth & Income Portfolio (the "Portfolio") (a series of SR&F Base Trust) at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund and the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

Investment Trust
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer, United Airlines
Janet Langford Kelly
Executive Vice President-Corporate Development,
  General Counsel and Secretary, Kellogg Co.
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners


OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Christine Balzano, Vice President
David Brady, Vice President
Daniel Cantor, Vice President
J. Kevin Connaughton, Vice President, Treasurer
William Garrison, Vice President
Erik Gustafson, Vice President
Harvey Hirschhorn, Vice President
Gail D. Knudsen, Vice President, Controller
Lynn C. Maddox, Vice President
Mary D. McKenzie, Vice President
Art McQueen, Vice President
Nicholas Norton, Vice President
Michael Fisher, Assistant Treasurer


AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian SteinRoe Services Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund
PricewaterhouseCoopers LLP
Independent Accountants

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund
Growth Stock Fund
Young Investor Fund
Midcap Growth Fund
Focus Fund
Capital Opportunities Fund
Small Company Growth Fund

INTERNATIONAL FUNDS
Asia Pacific Fund
International Fund
Small Cap Tiger Fund

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                                   Boston, MA
                                   02205-8900
                               Financial Advisors
                               call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.

                                                 S11-02/202D-0900(12/00) 00/2071